Commitments, liabilities and contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Accrued tax expense	₨ 0
Commissioning Of Wind And Solar Energy Projects
Statement [Line Items]
Capital commitment	56,857	₨ 119,739
Financial gurantees given for renewable projects | PPA
Statement [Line Items]
Financial guarantees renewable projects	₨ 31,733	₨ 18,607